Label	Element	Value
Nuveen Lifecycle 2010 Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Nuveen Lifecycle 2010 Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section beginning on page 25 of the Statutory Prospectus of the Nuveen Lifecycle Funds in the “Summary information” section for the Nuveen Lifecycle 2010 Fund:

Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2026
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect estimate for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The following hereby replaces in its entirety the table in the “Example” sub-section in the “Fees and expenses” section on page 26 of the Statutory Prospectus of the Nuveen Lifecycle Funds in the “Summary information” section for the Nuveen Lifecycle 2010 Fund:

Nuveen Lifecycle 2010 Fund | Retirement Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.39%	[1],[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.30%	[1],[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.12%	[2],[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4],[5]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	193
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	386
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 941
Nuveen Lifecycle 2010 Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.39%	[1],[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.05%	[1],[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.12%	[2],[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.56%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4],[5]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	114
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	248
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 639
Nuveen Lifecycle 2010 Fund | Premier Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.39%	[1],[2]
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.05%	[1],[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.12%	[2],[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.71%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4],[5]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	162
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	331
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 821
Nuveen Lifecycle 2010 Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.39%	[1],[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%	[1],[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.12%	[2],[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.64%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4],[5]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	139
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	292
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 736

[1]	Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.
[2]	Restated to reflect estimate for the current fiscal year.
[3]	“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.
[4]	Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.066% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.
[5]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were